Employee Retirement Benefit	12 Months Ended
Dec. 31, 2017
Employee Retirement Benefit [Abstract]
EMPLOYEE RETIREMENT BENEFIT

21. EMPLOYEE RETIREMENT BENEFIT

The Company has made employee benefit contribution in accordance with Chinese relevant regulations, including retirement insurance, unemployment insurance, medical insurance, work injury insurance, birth insurance and housing fund. The Company recorded the contribution in the salary and employee charges when incurred. The contributions made by the Company were $742,182 and $178,547 for the years ended December 31, 2017 and 2016, respectively.